EQUITY (Details) (USD $)	12 Months Ended			1 Months Ended									3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012 Convertible Preferred Stock	Oct. 31, 2011 Convertible Preferred Stock	Jul. 31, 2011 Convertible Preferred Stock	Apr. 30, 2011 Convertible Preferred Stock	Jan. 31, 2011 Convertible Preferred Stock	Oct. 31, 2010 Convertible Preferred Stock	Jul. 31, 2010 Convertible Preferred Stock	Apr. 30, 2010 Convertible Preferred Stock	Sep. 30, 2009 Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock	Sep. 30, 2011 Convertible Preferred Stock	Jun. 30, 2011 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock	Dec. 31, 2010 Convertible Preferred Stock	Sep. 30, 2010 Convertible Preferred Stock	Jun. 30, 2010 Convertible Preferred Stock	Mar. 31, 2010 Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock D	Dec. 31, 2011 Convertible Preferred Stock Minimum	Dec. 31, 2011 Convertible Preferred Stock Maximum
Class of Stock
Number of shares sold												345,000
Net proceeds from shares sold	$ 0	$ 0	$ 334,000,000									$ 334,000,000
Shares issued upon conversion																						142.4501	170.9402
Number of trading days for which the closing price of the entity's common stock is taken into consideration for conversion																					20
Preferred stock dividends accrued													6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Preferred stock dividends paid	24,000,000	24,000,000	0	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Preferred stock dividends accrued (in dollars per share)													$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50
Preferred stock dividends paid (in dollars per share)				$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50	$ 17.50
Rate of convertible preferred stock dividend (as a percent)													7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Dividends payable dates													2012-01	2011-10	2011-07	2011-04	2011-01	2010-10	2010-07	2010-04	2012-01
Principal amount used for convertible preferred stock conversion ratio	$ 1,000